Accounts Payable and Accrued Expenses (Details) - USD ($)		1 Months Ended
	Jul. 26, 2022	Jul. 26, 2022	Dec. 31, 2022
Accounts Payable and Accrued Expenses (Details) [Line Items]
Common Shares (in Shares)	2,851	2,851
Conversion price per share (in Dollars per share)	$ 420	$ 420	$ 700
Extinguishment of debt amount	$ 303,706	$ 456,109
Related Party [Member]
Accounts Payable and Accrued Expenses (Details) [Line Items]
Accounts payable owed	$ 1,197,280	$ 1,197,280